Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Commissions, related party	$ 109,112	$ 109,516
Vessel operating expenses, related party	49,346	52,991
Other general and administrative expenses, related party	$ 312,500	$ 323,529